Annual Fund Operating Expenses - R6 Shares - JPMorgan Investor Growth and Income Fund - Class R6	Nov. 01, 2021
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.02%
Service Fees	none
Remainder of Other Expenses	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses	0.42%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements	(0.01%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.48%	[1]

[1]	The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.